UNITED STATES                            OMB APPROVAL
        SECURITIES AND EXCHANGE COMMISSION           OMB Number:  3235-0456
             Washington, D.C. 20549                  Expires:  August 31, 2000
                                                     Estimated average burden
                                                     hours per response.......1

                     FORM 24F-2
          Annual Notice of Securities Sold
               Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

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1. Name and address of issuer:

                  CitiFunds Institutional Trust
                  388 Greenwich
                  Street New York, NY 10013

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2. The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the
issuer, check the box but do not list series or classes):     / /

                   CitiFunds Institutional Tax Free Reserves

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3. Investment Company Act File Number: 811-6740


Securities Act File Number: 33-49554

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4(a). Last day of fiscal year for which this Form is filed: August 31, 2000


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4(b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                      N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). / / Check box if this is the last time the issuer will be filing this
      Form.
                                      N/A

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


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5. Calculation of registration fee:
   (i.) Aggregate sale price of securities
   sold during the fiscal year pursuant to                        $755,325,810
   section 24(f):

   (ii.)  Aggregate price of securities
          redeemed or repurchased during
          the fiscal year:                        $745,069,645


   (iii.) Aggregate price of securities
          redeemed or repurchased during
          any prior fiscal year ending no
          earlier than October 11, 1995
          that were not previously used to
          reduce registration fees payable        $41,590,838
          to the Commission:

   (iv.)  Total available redemption credits
          [add items 5(ii) and 5(iii)]:                           -$786,660,483

   (v.)   Net Sales - if item 5(i) is greater
          than Item 5(iv) [subtract item 5(iv)
          from item 5(i)]:                                        $0

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          (vi.)  Redemption credits available
                 for use in future years          $31,334,673
                 -  If item 5(i) is less than
                 item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:
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          (vii.) Multiplier for determining registration
                 fee (See Instruction C.9):                       x 0.000264

          (viii.) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is
                  due):                                                  =$0

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6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ---. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that available for use by the issuer in future fiscal years, then state that number here: ---.

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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                        +$-----

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8. Total of the amount of the registration fee due plus any interest due
   [line 5(viii) plus line 7]:

                                                                        =$0

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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository

          Method of Delivery:

                              / /   Wire Transfer           N/A
                              / /   Mail or other means

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


                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)                 /s/ Linwood Downs
                                         --------------------------
                                         Linwood Downs, Treasurer

Date   11/22/00
  Please print the name and title of the signing officer below the signature.